Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 7. Property, Plant and Equipment

(in millions)	March 31, 2011	December 31, 2011
Land, buildings and improvements	$244	$237
Machinery and equipment	627	598
Equipment held for lease or rental	157	152
Furniture and fixtures	91	86
Construction work in progress	46	53
Other	22	21

	1,187	1,147
Less accumulated depreciation	719	684

Total property, plant and equipment, net	$468	$463

Depreciation expense of $23 million and $22 million was recognized in the quarters ended March 31, 2012 and 2011, respectively.

Note 6. Property, Plant and Equipment

(in millions)	2011	2010
Land, buildings and improvements	$237	$220
Machinery and equipment	598	567
Equipment held for lease or rental	152	129
Furniture and fixtures	86	81
Construction work in progress	53	51
Other	21	15

	1,147	1,063
Less accumulated depreciation	684	609

Total property, plant and equipment, net	$463	$454

Depreciation expense was $93 million, $63 million, and $51 million for 2011, 2010, and 2009, respectively.